Taxes (Details) - USD ($) $ in Thousands		6 Months Ended
	Oct. 12, 2022	Dec. 31, 2024	Dec. 31, 2023
Taxes [Line Items]
Enterprise Income tax rate			25.00%
Preferential rate			15.00%
Effective tax rate		5.60%	(1.20%)
Subsidiaries incurred net loss (in Dollars)		$ 1,130	$ 1,460
Preferred Partner [Member]
Taxes [Line Items]
Effective tax rate	15.00%
Minimum [Member]
Taxes [Line Items]
Effective tax rate		2.30%
Maximum [Member]
Taxes [Line Items]
Effective tax rate			4.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Preferential rate			15.00%
Wuxi Li Bang is Entitled [Member]
Taxes [Line Items]
Preferential rate			15.00%